[graphic: head of Statue of Liberty]



                      Liberty High Yield Bond Fund Class A
                            Stein Roe High Yield Fund

                                Semiannual Report
                                December 31, 2001

Contents
--------------------------------------------------------------------------------

Fund Performance..........................................................   1
   How Liberty High Yield Bond Fund Class A has done over time

Portfolio Managers' Report................................................   2
   Interview with the portfolio managers and a summary of investment activity

Portfolio of Investments..................................................   3
   A complete list of investments with market values

Financial Statements......................................................   9
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.............................................  15

Financial Highlights......................................................  19
   Selected per-share data





                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Yield Bond Fund Class A with its benchmark, the Merrill Lynch High Yield Master II Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed income securities that have grown in value).

                         AVERAGE ANNUAL TOTAL RETURN (%)
                         PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
                                                                          6-month
                                                                        cumulative      1-year         5-year         Life*
------------------------------------------------------------------------------------------------------------------------------
LIBERTY HIGH YIELD BOND FUND CLASS A WITHOUT SALES CHARGE                     1.38          4.46           4.44           4.83
LIBERTY HIGH YIELD BOND FUND CLASS A WITH SALES CHARGE                       -3.43         -0.50           3.42           3.85
Merrill Lynch High Yield Master II Index                                      1.06          4.48           3.45           3.09



GROWTH OF A $10,000 INVESTMENT FROM NOVEMBER 1, 1996 THROUGH DECEMBER 31, 2001

[line chart data]

Liberty High Yield Bond Fund Class A

                                                        Merrill
                        Fund            Fund            Lynch
                        without         with            High Yield
                        sales           sales           Master II
                        charge          charge          Index

11/01/1996             $10,000         $ 9,525          $10,000
12/31/1996              10,271.5         9,783.58        10,285.7
                        11,090.4        10,563.6         10,898.1
12/31/1997              11,902.6        11,337.2         11,650.9
                        12,687          12,084.4         12,184.5
12/31/1998              12,415.2        11,825.4         11,994.9
                        13,127.3        12,503.7         12,292.5
12/31/1999              13,434.6        12,796.5         12,294
                        13,204.3        12,577.1         12,170.7
12/31/2000              12,222.2        11,641.6         11,665.1
                        12,594          11,995.8         12,060.8
12/31/2001              12,763.1        12,155.3         12,186.9



  Liberty High Yield Bond Fund Class A is a class of Stein Roe High Yield Fund (the fund), a series of Liberty-Stein Roe Funds Income Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

  MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Returns and value of an investment will vary, resulting in a gain or loss when you sell shares. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares. Liberty High Yield Bond Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception date of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. This graph compares the performance of the Liberty High Yield Bond Fund Class A to the Merrill Lynch High Yield Master II Index, an unmanaged group of investment grade bonds not associated with any Liberty or Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

* INDEX PERFORMANCE IS CALCULATED FROM 10/31/96.

Portfolio Managers' Report
--------------------------------------------------------------------------------

COMMENTARY FROM STEVE LOCKMAN AND JEFFREY MARTIN, PORTFOLIO CO-MANAGERS OF LIBERTY HIGH YIELD BOND FUND CLASS A AND SR&F HIGH YIELD PORTFOLIO

For the six months ended December 31, 2001, Liberty High Yield Bond Fund Class A generated a total return of 1.38% without a sales charge. The fund outperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a 1.06% total return for the same period.

AFTER A ROCKY THIRD QUARTER, HIGH YIELD BONDS BOUNCED BACK

In the third calendar quarter of 2001, high yield bonds suffered as investors continued to pull money out of high yield mutual funds, fearing the impact of bankruptcies and defaults in an economy that was already in recession. Then, the events of September 11th dealt the high yield market another blow: the September return of the Merrill Lynch High Yield Master II Index was negative 6.81%--the worst single month on record.

         However, once investors began to regain confidence about the economy and national security, they came back into the market. And when they did, they tended to favor the riskiest issues. We positioned the fund somewhere in the middle of the risk spectrum--not so conservative that we tended to overweight the higher tiers of quality (BBB and BB) among high yields and not so aggressive that we targeted the lowest-quality (CCC and non-rated) securities. As a result, we underperformed during the third quarter because the market favored the lowest-quality bonds and sectors that had been beaten down over the previous year, such as wireless communications. While the wireless communications sector thrived during the fourth quarter, wireline communications (those tied to traditional in-house wiring infrastructure) and media/telecommunications continued to stumble. In this case, we were helped by our underweighting.

         Our investments in the home building sector, where we were relatively overweighted, were rewarded as the industry was a strong performer during the period. Falling interest rates and mortgage refinancings were a plus for the industry. These and other strong performers improved the fund's return in the fourth quarter and helped us to outperform our benchmark for the period.

LOOKING AHEAD

Our outlook for the high yield market is positive for the period ahead. A stronger economy should help boost prospects for many of the sectors that have stumbled in previous years and attractive valuations make some of the riskier securities and market segments more attractive going forward. Although we have been underweighted in bonds that are sensitive to the economy, we expect to increase our exposure, for example, to the paper industry, where capacity constraints could be a factor as the economy strengthens because capacity additions have been small to negligible. We are also keeping an eye on technology, especially semiconductor equipment manufacturers, which should benefit when corporate spending picks back up.

         In 2001, we raised the quality level of the portfolio by emphasizing BBB securities, which held up well in the first half of the fiscal year. With brighter economic prospects ahead, we plan to lighten up on both BB and BBB securities and replace them with lower-quality single-B bonds. These lower-quality securities are not a core part of our strategy, but we think the opportunities offered in the current environment make them attractive and we will likely add to our position in the future.

--------------------------------------------------------------------------------
                                    FUND DATA

   INVESTMENT OBJECTIVE AND STRATEGY:

   Seeks its total return by investing for a high level of current income and capital appreciation. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, high-risk bonds.

artwork: compass rose

--------------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds; it is not available for direct investment. Source of Lipper data: Lipper Inc.

Liberty High Yield Bond Fund Class A is a class of Stein Roe High Yield Fund.

Economic and market conditions change frequently. There can be no assurance that the trends described here will continue or commence.

2
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

SR&F High-Yield Portfolio
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - 94.9%                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.0%
   BUILDING CONSTRUCTION - 3.0%
   Beazer Homes USA, Inc., 8.875%, 04/01/08......................................................      $  500,000      $  517,500
   D.R. Horton, Inc., 8.000%, 02/01/09...........................................................         500,000         490,000
   KB Home, 9.500%, 02/15/11.....................................................................       1,000,000       1,020,000
   Terex Corp., 9.250%, 07/15/11 (a).............................................................       1,000,000       1,000,000
                                                                                                                   --------------
                                                                                                                        3,027,500
                                                                                                                   --------------
FINANCE, INSURANCE & REAL ESTATE - 8.4%
   DEPOSITORY INSTITUTIONS - 1.3%
   Sovereign Bancorp, Inc.:
      8.000%, 03/15/03...........................................................................         515,000         522,406
      10.500%, 11/15/06..........................................................................         750,000         817,590
                                                                                                                   --------------
                                                                                                                        1,339,996
                                                                                                                   --------------
   FINANCIAL SERVICES - 4.6%
   Grupo Elektra SA, 12.000%, 04/01/08...........................................................       1,000,000       1,007,500
   iStar Financial, Inc., 8.750%, 08/15/08.......................................................       1,250,000       1,256,250
   LaBranche & Co., Inc., 12.000%, 03/01/07......................................................       1,000,000       1,145,000
   Orion Power Holdings, Inc., 12.000%, 05/01/10.................................................       1,000,000       1,160,000
                                                                                                                   --------------
                                                                                                                        4,568,750
                                                                                                                   --------------
   REAL ESTATE - 2.5%
   Choctaw Resort Development Enterprise, 9.250%, 04/01/09.......................................       1,000,000       1,022,500
   Lennar Corp., 9.950%, 5/01/10 (a).............................................................         500,000         551,250
   Meditrust Companies, 7.114%, 08/15/04 (a).....................................................       1,000,000         970,000
                                                                                                                   --------------
                                                                                                                        2,543,750
                                                                                                                   --------------
MANUFACTURING - 25.8%
   CHEMICALS & ALLIED PRODUCTS - 5.9%
   Acetex Corp., 10.875%, 08/01/09...............................................................         500,000         500,000
   AmerisourceBergen Corp., 8.125%, 09/01/08.....................................................         500,000         522,500
   Equistar Chemicals LP, 10.125%, 09/01/08......................................................       1,000,000       1,010,000
   IMC Global, Inc., 11.250%, 06/01/11...........................................................       1,000,000       1,065,000
   ISP Corp., 10.250%, 07/01/11 (a)..............................................................       1,000,000       1,050,000
   MacDermid, Inc., 9.125%, 07/15/11.............................................................         750,000         761,250
   OM Group, Inc., 9.250%, 12/15/11 (a)..........................................................       1,000,000       1,010,000
                                                                                                                   --------------
                                                                                                                        5,918,750
                                                                                                                   --------------
   FOOD & KINDRED PRODUCTS - 3.0%
   Cott Beverages, Inc., 8.000%, 12/15/11 (a)....................................................       1,000,000         975,000
   Land O'Lakes, Inc., 8.750%, 11/15/11 (a)......................................................       1,000,000         965,000
   Pepsi-Gemex SA, 9.750%, 03/30/04..............................................................       1,000,000       1,055,000
                                                                                                                   --------------
                                                                                                                        2,995,000
                                                                                                                   --------------
   LUMBER & WOOD PRODUCTION - 1.0%
   Louisiana-Pacific Corp., 10.875%, 11/15/08....................................................       1,000,000         980,000
                                                                                                                   --------------
   MISCELLANEOUS MANUFACTURING - 2.7%
   Dana Corp., 9.000%, 08/15/11 (a)..............................................................         700,000         644,000
   Delco Remy International, Inc., 11.000%, 05/01/09.............................................       1,000,000       1,020,000
   Insight Midwest, LP, 10.500%, 11/01/10........................................................       1,000,000       1,077,500
                                                                                                                   --------------
                                                                                                                        2,741,500
                                                                                                                   --------------
   MOTOR VEHICLE TRANSPORTATION EQUIPMENT - 1.0%
   Advance Stores Co., Inc., 10.250%, 04/15/08 (a)...............................................       1,000,000       1,020,000
                                                                                                                   --------------



See Notes to Investment Portfolio.



3
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

SR&F High-Yield Portfolio Continued
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONTINUED
   PAPER PRODUCTS - 3.9%
   Appleton Papers, Inc., 12.500%, 12/15/08 (a)..................................................      $2,000,000      $1,880,000
   Georgia Pacific Corp., 8.875%, 05/15/31.......................................................       1,000,000         994,530
   Plastipak Holdings, 10.750%, 09/01/11 (a).....................................................       1,000,000       1,050,000
                                                                                                                   --------------
                                                                                                                        3,924,530
                                                                                                                   --------------
   PRIMARY METAL - 1.0%
   United States Steel Corp., 10.750%, 08/01/08 (a)..............................................       1,000,000         965,000
                                                                                                                   --------------
   PRINTING & PUBLISHING - 2.6%
   Perry-Judd's, Inc., 10.625%, 12/15/07.........................................................       1,000,000         900,000
   Primedia, Inc., 8.875%, 05/15/11..............................................................         750,000         675,000
   World Color Press, Inc., 8.375%, 11/15/08.....................................................       1,000,000       1,021,250
                                                                                                                   --------------
                                                                                                                        2,596,250
                                                                                                                   --------------
   RUBBER & PLASTIC - 0.3%
   Metromedia Fiber Network, Inc., 10.000%, 12/15/09.............................................       1,000,000         290,000
                                                                                                                   --------------
   TOBACCO PRODUCTS - 1.0%
   Dimon, Inc., 9.625%, 10/15/11 (a).............................................................       1,000,000       1,040,000
                                                                                                                   --------------
   TRANSPORTATION EQUIPMENT - 3.4%
   BE Aerospace, Inc., 8.875%, 05/01/11..........................................................         750,000         637,500
   Collins & Aikman Corp., 10.750%, 12/31/11 (a).................................................       1,000,000       1,000,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.................................................         583,000         495,550
   Dura Operating Corp., 9.000%, 05/01/09........................................................         750,000         697,500
   Westinghouse Air Brake Co., 9.375%, 06/15/05..................................................         600,000         606,000
                                                                                                                   --------------
                                                                                                                        3,436,550
                                                                                                                   --------------
MINING & ENERGY - 9.0%
   COAL MINING - 0.2%
   AEI Resources, Inc., 11.500%, 12/15/06 (a) (b)................................................       1,500,000         180,000
                                                                                                                   --------------
   CRUDE PETROLEUM & NATURAL GAS - 0.5%
   AmeriGas Partners, Inc., 8.875%, 05/20/11.....................................................         500,000         517,500
                                                                                                                   --------------
   METAL MINING - 0.5%
   Compass Minerals Group, 10.000%, 08/15/11 (a).................................................         500,000         518,750
                                                                                                                   --------------
   OIL & GAS EXTRACTION - 5.0%
   Chesapeake Energy Corp., 8.375%, 11/01/08 (a).................................................       1,000,000         990,000
   CIA Petrolifera Marlim, 13.125%, 12/17/04 (a).................................................         600,000         637,500
   Denbury Resources, Inc., 9.000%, 03/01/08.....................................................       1,000,000         930,000
   El Paso Energy Corp., 8.500%, 06/01/11........................................................         500,000         505,000
   Key Energy Services, Inc.:
      8.375%, 03/01/08 (a).......................................................................         500,000         505,000
      14.000%, 1/15/09 (a).......................................................................         316,000         363,400
   Westport Resources Corp., 8.250%, 11/01/11 (a)................................................       1,000,000       1,010,000
                                                                                                                   --------------
                                                                                                                        4,940,900
                                                                                                                   --------------
   OIL & GAS FIELD SERVICES - 2.8%
   Hanover Equipment Trust, 8.500%, 09/01/08 (a).................................................       1,000,000       1,040,000
   Lone Star Technologies, 9.000%, 06/01/11 (a)..................................................       1,000,000         840,000
   SESI, LLC, 8.875%, 05/15/11...................................................................       1,000,000         955,000
                                                                                                                   --------------
                                                                                                                        2,835,000
                                                                                                                   --------------




See Notes to Investment Portfolio.



4
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

SR&F High-Yield Portfolio Continued
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
RETAIL TRADE - 9.3%
   APPAREL & ACCESSORY STORES - 1.1%
   William Carter Co., 10.875%, 08/15/11 (a).....................................................     $ 1,000,000     $ 1,075,000
                                                                                                                   --------------
   AUTO DEALERS & GAS STATIONS - 1.0%
   AutoNation, Inc., 9.000%, 08/01/08 (a)........................................................       1,000,000       1,020,000
                                                                                                                   --------------
   FOOD STORES - 5.0%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11............................................       1,000,000       1,000,000
   Marsh Supermarkets, Inc., 8.875%, 08/01/07....................................................       1,000,000         980,000
   Smithfield Foods, Inc., 8.000%, 10/15/09 (a)..................................................       1,000,000       1,025,000
   Stater Brothers Holdings, Inc., 10.750%, 08/15/06.............................................       1,000,000       1,035,000
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08.....................................................       1,000,000         957,500
                                                                                                                   --------------
                                                                                                                        4,997,500
                                                                                                                   --------------
   GENERAL MERCHANDISE STORES - 0.5%
   Buhrmann US, Inc., 12.250%, 11/01/09..........................................................         500,000         502,500
                                                                                                                   --------------
   RESTAURANTS - 1.7%
   AFC Enterprises, Inc., 10.250%, 05/15/07......................................................       1,250,000       1,306,250
   Edison Mission, 9.875%, 04/15/11..............................................................         400,000         408,000
                                                                                                                   --------------
                                                                                                                        1,714,250
                                                                                                                   --------------
SERVICES - 18.4%
   AMUSEMENT & RECREATION - 7.1%
   Argosy Gaming Co., 10.750%, 06/01/09..........................................................       1,000,000       1,105,000
   Boyd Gaming Corp., 9.250%, 08/01/09 (a).......................................................       1,000,000       1,015,000
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09..............................................       1,000,000       1,030,000
   Park Place Entertainment Corp., 9.375%, 02/15/07..............................................       1,000,000       1,045,000
   Premier Parks, Inc.:
      9.250%, 04/01/06...........................................................................         250,000         250,000
      (c) 04/01/08, (10.000% 04/01/03)...........................................................       1,000,000         855,000
   Six Flags, Inc., 9.500%, 02/01/09.............................................................         250,000         253,125
   Speedway Motorsports, Inc., 8.500%, 08/15/07..................................................       1,000,000       1,020,000
   Wheeling Island Gaming, 10.125%, 12/15/09 (a).................................................         500,000         507,500
                                                                                                                   --------------
                                                                                                                        7,080,625
                                                                                                                   --------------
   AUTO, EQUIPMENT & RENTAL SERVICES - 1.1%
   United Rentals, Inc., 10.750%, 04/15/08.......................................................       1,000,000       1,060,000
                                                                                                                   --------------
   BUSINESS SERVICES - 1.1%
   Penhall International, 12.000%, 08/01/06......................................................       1,000,000       1,030,000
                                                                                                                   --------------
   HEALTH SERVICES - 7.6%
   Bio-Rad Laboratories, Inc., 11.625%, 02/15/07.................................................       1,000,000       1,102,500
   Hanger Orthopedic Group, Inc., 11.250%, 06/15/09..............................................       1,000,000         930,000
   HealthSouth Corp., 10.750%, 10/01/08..........................................................       1,000,000       1,100,000
   InSight Health Services Corp., 9.875%, 11/01/11 (a)...........................................         500,000         517,500
   Magellan Health Services, Inc., 9.000%, 02/15/08..............................................       1,000,000         895,000
   Manor Care, Inc., 8.000%, 03/01/08............................................................         750,000         791,475
   Triad Hospitals, Inc., 8.750%, 05/01/09.......................................................         925,000         971,250
   Vanguard Health Systems, 9.750%, 8/01/11 (a)..................................................       1,250,000       1,281,250
                                                                                                                   --------------
                                                                                                                        7,588,975
                                                                                                                   --------------
   HOTELS, CAMPS & LODGING - 1.5%
   Prime Hospitality Corp., 9.750%, 04/01/07.....................................................       1,490,000       1,504,900
                                                                                                                   --------------




See Notes to Investment Portfolio.



5
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

SR&F High-Yield Portfolio Continued
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 20.3%
   BROADCASTING - 1.7%
   Knology Holdings, Inc.,
      (c) 10/15/07, (11.875% 10/15/02)...........................................................     $ 1,500,000       $ 682,500
   Sinclair Broadcasting Group, Inc., 8.750%, 12/15/11 (a).......................................       1,000,000       1,000,000
                                                                                                                   --------------
                                                                                                                        1,682,500
                                                                                                                   --------------
   CABLE - 4.1%
   Adelphia Communications Corp., 10.250%, 11/01/06..............................................       1,000,000       1,015,000
   Charter Communications Holding LLC:
      (c) 05/15/11 (11.750% 05/15/06)............................................................       1,000,000         615,000
      10.750%, 10/01/09..........................................................................         500,000         526,250
      11.125%, 01/15/11..........................................................................         400,000         423,000
   Gray Communication Systems, Inc., 9.250%, 12/15/11 (a)........................................       1,000,000         990,000
   Mediacom Broadband LLC, 11.000%, 07/15/13.....................................................         500,000         545,000
                                                                                                                   --------------
                                                                                                                        4,114,250
                                                                                                                   --------------
   COMMUNICATIONS - 1.8%
   Concentric Network Corp., 12.750%, 12/15/07 (b)...............................................       1,000,000         125,000
   Focal Communications Corp., 11.875%, 01/15/10.................................................       1,000,000         410,000
   MGC Communications, Inc., 13.000%, 04/01/10...................................................         845,000         128,863
   MetroNet Communications Corp.,
      (c) 06/15/08 (9.950% 06/15/03) ............................................................       1,000,000         490,000
      12.000%, 08/15/07..........................................................................       1,000,000         600,000
                                                                                                                   --------------
                                                                                                                        1,753,863
                                                                                                                   --------------
   ELECTRIC, GAS & SANITARY SERVICES - 1.3%
   BRL Universal Equipment, 8.875%, 02/15/08 (a).................................................       1,250,000       1,300,000
                                                                                                                   --------------
   ELECTRIC SERVICES - 2.4%
   AES Corp., 9.375%, 09/15/10...................................................................       1,000,000         885,000
   AES Drax Energy Ltd., 11.500%, 08/30/10.......................................................       1,000,000         640,000
   Calpine Corp., 8.500%, 02/15/11...............................................................       1,000,000         890,000
                                                                                                                   --------------
                                                                                                                        2,415,000
                                                                                                                   --------------
   MARINE TRANSPORTATION - 0.8%
   Teekay Shipping Corp., 8.875%, 07/15/11 (a)...................................................         750,000         768,750
                                                                                                                   --------------
   TELECOMMUNICATION - 5.8%
   Alamosa Delaware, Inc., 13.625%, 08/15/11.....................................................         500,000         525,000
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).................................................         250,000         249,375
   GT Group Telecom, Inc.,
      (c) 02/01/10, (13.250% 02/01/05) ..........................................................       1,750,000         227,500
   Global Crossing Ltd., 9.125%, 11/15/06 (b)....................................................       1,000,000         130,000
   Level 3 Communications, Inc.,
      (c) 12/01/08, (10.500% 12/01/03) (a) ......................................................         376,000         105,280
   Nextel Communications, Inc., 9.500%, 02/01/11.................................................       1,000,000         775,000
   NEXTLINK Communications, Inc.,
      (c) 06/01/09, (12.250% 06/01/04) (b).......................................................       1,000,000          75,000
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09 (b)..................................       1,000,000         180,000
   Rogers Wireless, Inc., 9.625%, 05/01/11.......................................................         500,000         517,500
   TeleCorp PCS, Inc., 10.625%, 07/15/10.........................................................         500,000         580,000
   Time Warner Telecom, Inc., 10.125%, 02/01/11..................................................       1,000,000         800,000
   Tritel PCS, Inc., 10.375%, 01/15/11...........................................................         500,000         565,000
   Triton PCS, Inc., 8.750%, 11/15/11 (a)........................................................       1,000,000       1,000,000
                                                                                                                   --------------
                                                                                                                        5,729,655
                                                                                                                   --------------

See Notes to Investment Portfolio.


6


SR&F High-Yield Portfolio Continued
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - CONTINUED
   TRANSPORTATION SERVICES - 2.4%
   Alaris Medical Systems, 11.625%, 12/01/06 (a).................................................     $ 1,100,000     $ 1,188,000
   RailAmerica Transportation Corp., 12.875%, 08/15/10...........................................       1,000,000       1,030,000
   RailWorks Corp., 11.500%, 04/15/09 (b)........................................................       1,500,000         150,000
                                                                                                                   --------------
                                                                                                                        2,368,000
                                                                                                                   --------------
WHOLESALE TRADE - 0.7%
   NONDURABLE GOODS - 0.7%
   U.S. Can Corp., 12.375%, 10/01/10.............................................................       1,000,000         650,000
                                                                                                                   --------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $105,064,068)........................................................................                     94,735,494
                                                                                                                   --------------
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.1% (d)                                                                                   Shares
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.1%
   COMMUNICATIONS EQUIPMENT - 0.1%
   RCN Corp......................................................................................          23,144          67,812
                                                                                                                   --------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
   COMMUNICATIONS - 0.0%
   Song Networks Holding AB, ADR.................................................................          17,612          14,442
   Viatel, Inc...................................................................................           4,037              77
                                                                                                                   --------------
                                                                                                                           14,519
                                                                                                                   --------------
TOTAL COMMON STOCKS
   (cost of $627,046)............................................................................                         82,331
                                                                                                                   --------------
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.3% (D)                                                                                         Units
---------------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
   OIL & GAS EXTRACTION - 0.1%
   Key Energy Services, Inc., Expires 01/15/09 ..................................................           1,500          94,935
                                                                                                                   --------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 0.2%
   BROADCASTING - 0.0%
   Knology Holdings, Inc., Expires 10/22/07 (a)..................................................           2,000           2,000
                                                                                                                   --------------
   COMMUNICATIONS - 0.0%
   Concentric Network Corp., Expires 12/15/07 (a)................................................           1,000              10
   MGC Communications, Inc., Expires 10/01/04 (a)................................................          1,500               (e)
                                                                                                                   --------------
                                                                                                                               10
                                                                                                                   --------------
   TELECOMMUNICATIONS - 0.1%
   Allegiance Telecom, Inc., Expires 02/03/08....................................................           1,500          26,970
   Carrier 1 International, Expires 02/19/09.....................................................           1,000              10
   GT Group Telecom, Inc., Expires 02/01/10 (a)..................................................           1,750           8,750
   MetroNet Communications Corp., Expires 08/15/07 (a)...........................................           1,000         103,504
                                                                                                                   --------------
                                                                                                                          139,234
                                                                                                                   --------------
   TRANSPORTATION SERVICES - 0.1%
   RailAmerica, Inc., Expires 08/15/10...........................................................           1,500          75,000
                                                                                                                   --------------
TOTAL WARRANTS
   (cost of $43,500).............................................................................                        311,179
                                                                                                                   --------------

See Notes to Investment Portfolio.



7



SR&F High-Yield Portfolio Continued
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)
SHORT-TERM OBLIGATION - 2.7%                                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.7%
   Amstel Funding, 1.800%, 01/02/02 (f)
   (cost of $2,729,727)..........................................................................    $ 2,730,000      $ 2,729,862
                                                                                                                   --------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.0%
   (cost of $108,464,341)........................................................................                      97,858,866
                                                                                                                   --------------
OTHER ASSETS & LIABILITIES, NET - 2.0%...........................................................                       1,955,300
                                                                                                                   --------------
NET ASSETS - 100.0%..............................................................................                     $99,814,166
                                                                                                                   ==============
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $33,361,819 which represented 33.4% of net assets.

(b) These securities are in default of certain debt covenants. Income is not being accrued.

(c) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(d)  Non-income producing.

(e)  Amount rounds to less than $1.

(f)  Rate represents yield at time of purchase.


               Acronym                    Name
             ----------                ----------
                 ADR           American Depositary Receipt



See Notes to Financial Statements.



SR&F High-Yield Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)

ASSETS:
Investments, at cost............................................................................................     $108,464,341
                                                                                                                     ------------
Investments, at value...........................................................................................     $ 97,858,866
Cash............................................................................................................              751
Receivable for:
   Investments sold............................................................................................           139,105
   Interest....................................................................................................         2,378,358
Deferred Trustees' compensation plan............................................................................              324
                                                                                                                     ------------
   Total Assets................................................................................................       100,377,404
                                                                                                                     ------------
LIABILITIES:
Payable for:
   Investments purchased........................................................................................          500,000
   Management fee..............................................................................................            53,717
   Transfer agent fee..........................................................................................               504
   Bookkeeping fee.............................................................................................             1,266
   Trustees' fee................................................................................................              433
Deferred Trustees' fee..........................................................................................              324
Other liabilities..............................................................................................             6,994
                                                                                                                     ------------
   Total Liabilities...........................................................................................           563,238
                                                                                                                     ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST........................................................      $ 99,814,166
                                                                                                                     ============

See Notes to Financial Statements.



SR&F High-Yield Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Six Month's Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest.......................................................................................................      $  4,717,534
                                                                                                                  ---------------
EXPENSES:
Management fee..................................................................................................          230,798
Bookkeeping fee.................................................................................................            5,500
Transfer agent fee..............................................................................................            3,025
Trustees' fee...................................................................................................            2,600
Custody fee.....................................................................................................            3,746
Other expenses..................................................................................................           17,758
                                                                                                                  ---------------
   Total Expenses...............................................................................................          263,427
Custody earnings credit.........................................................................................           (1,746)
                                                                                                                  ---------------
   Net expenses.................................................................................................          261,681
                                                                                                                  ---------------
Net Investment Income...........................................................................................        4,455,853
                                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments................................................................................       (4,395,238)
Net change in unrealized appreciation/depreciation on investments...............................................          382,844
                                                                                                                  ---------------
Net Loss........................................................................................................       (4,012,394)
                                                                                                                  ---------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................        $ 443,459
                                                                                                                  ===============


See Notes to Financial Statements.





SR&F High-Yield Portfolio
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                           ENDED       YEAR ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                          2001             2001
-------------------------------------                                                              -------------    -------------
OPERATIONS:
Net investment income........................................................................       $  4,455,853     $  8,427,251
Net realized loss on investments.............................................................         (4,395,238)      (4,979,101)
Net change in unrealized appreciation/depreciation on investments............................            382,844       (6,293,501)
                                                                                                  --------------   --------------
   Net Increase (Decrease) from Operations...................................................            443,459       (2,845,351)
                                                                                                  --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions................................................................................         62,591,441       43,942,010
Withdrawals..................................................................................        (39,883,547)     (51,962,423)
                                                                                                  --------------   --------------
   Net Increase (Decrease) from Transactions in Investors' Beneficial Interest...............         22,707,894       (8,020,413)
                                                                                                  --------------   --------------
Total Increase (Decrease) in Net Assets......................................................         23,151,353      (10,865,764)

NET ASSETS:
Beginning of period..........................................................................         76,662,813       87,528,577
                                                                                                  --------------   --------------
End of period................................................................................       $ 99,814,166     $ 76,662,813
                                                                                                  ==============   ==============


See Notes to Financial Statements.




Stein Roe High-Yield Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)

ASSETS:
Investments in Portfolio, at value..............................................................................     $ 33,194,366
Receivable for:
   Fund shares sold............................................................................................         1,918,638
   Expense reimbursement due from Advisor.......................................................................           18,197
Deferred Trustees' compensation plan............................................................................              385
Other assets...................................................................................................             5,398
                                                                                                                 ----------------
   Total Assets................................................................................................        35,136,984
                                                                                                                 ----------------
LIABILITIES:
Payable for:
   Fund shares repurchased.....................................................................................           424,368
   Distributions...............................................................................................            25,466
   Administration fee..........................................................................................             6,065
   Transfer agent fee..........................................................................................             7,145
   Bookkeeping fee.............................................................................................               421
   Trustee's fee................................................................................................              170
Deferred Trustee's fee..........................................................................................              385
Other liabilities..............................................................................................             3,518
                                                                                                                 ----------------
   Total Liabilities...........................................................................................           467,538
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $ 34,669,446
                                                                                                                 ================
COMPOSITION OF NET ASSETS:
Paid-in capital.................................................................................................     $ 43,770,447
Overdistributed net investment income...........................................................................         (127,233)
Accumulated net realized loss allocated from Portfolio..........................................................       (5,850,061)
Net unrealized depreciation on investments allocated from Portfolio.............................................       (3,123,707)
                                                                                                                 ----------------
Net Assets......................................................................................................     $ 34,669,446
                                                                                                                 ================
CLASS A:
   Net assets...................................................................................................     $     86,742
   Shares outstanding...........................................................................................           11,409
                                                                                                                 ================
Net assets value and redemption price per share.................................................................     $       7.60
                                                                                                                 ================
Maximum offering price per share ($7.60/0.9525).................................................................     $       7.98
                                                                                                                 ================
CLASS S:
   Net assets...................................................................................................     $ 34,582,704
   Shares outstanding...........................................................................................        4,720,727
                                                                                                                 ================
Net assets value, offering and redemption price per share.......................................................     $       7.33
                                                                                                                 ================



See Notes to Financial Statements.




Stein Roe High-Yield Fund
--------------------------------------------------------------------------------
Statement of Operations
For The Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest allocated from Portfolio...............................................................................      $ 1,538,235
                                                                                                                   --------------
EXPENSES:
Expenses allocated from Portfolio...............................................................................           87,206
Administration fee..............................................................................................           23,383
Service fee - Class A...........................................................................................              112
Bookkeeping fee.................................................................................................            2,500
Transfer agent fee..............................................................................................           42,872
Trustees' fee...................................................................................................            1,019
Registration fee................................................................................................           16,000
Reports to shareholders.........................................................................................           12,000
Other expenses..................................................................................................           10,035
                                                                                                                   --------------
   Total Expenses...............................................................................................          195,127
Fee and expenses reimbursed by Advisor..........................................................................          (38,282)
                                                                                                                   --------------
   Net Expenses.................................................................................................          156,845
                                                                                                                   --------------
Net Investment Income...........................................................................................        1,381,390
                                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized loss on investments allocated from Portfolio.......................................................       (1,355,659)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................          498,010
                                                                                                                   --------------
Net Loss........................................................................................................         (857,649)
                                                                                                                   --------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................    $     523,741
                                                                                                                   ==============


See Notes to Financial Statements.




Stein Roe High-Yield Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                      (UNAUDITED)
                                                                       SIX MONTHS
                                                                            ENDED       YEAR ENDED
                                                                     DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                           2001             2001(a)
-------------------------------------                               -------------    -------------
OPERATIONS:
Net investment income..........................................      $  1,381,390     $  2,549,867
Net realized loss on investments allocated from Portfolio......        (1,355,659)      (1,816,150)
Net change in unrealized appreciation/depreciation on
        investments allocated from Portfolio...................           498,010       (2,046,685)
                                                                   --------------   --------------
   Net Increase (Decrease) from Operations.....................           523,741       (1,312,968)
                                                                   --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A.....................................................            (3,996)          (2,150)
   Class S.....................................................        (1,472,825)      (2,541,933)
                                                                   --------------   --------------
   Total Distributions Declared to Shareholders................        (1,476,821)      (2,544,083)
                                                                   --------------   --------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions...............................................             3,407           87,792
   Distributions reinvested....................................               725              507
   Redemptions.................................................            (1,906)              --
                                                                   --------------   --------------
   Net Increase................................................             2,226           88,299
                                                                   --------------   --------------
Class S:
   Subscriptions...............................................        60,412,649       49,952,009
   Distributions reinvested....................................         1,252,206        2,189,224
   Redemptions.................................................       (45,109,416)     (64,983,096)
                                                                   --------------   --------------
   Net Increase (Decrease).....................................        16,555,439      (12,841,863)
                                                                   --------------   --------------
Net Increase (Decrease) from Share Transactions................        16,557,665      (12,753,564)
                                                                   --------------   --------------
Total Increase (Decrease) in Net Assets........................        15,604,585      (16,610,615)
NET ASSETS:
Beginning of period............................................        19,064,861       35,675,476
                                                                   --------------   --------------
End of period (including overdistributed net investment
    income of $(127,233) and $(61,739), respectively.).........      $ 34,669,446     $ 19,064,861
                                                                   ==============   ==============
CHANGES IN SHARES
Class A:
   Subscriptions...............................................               130           11,369
   Issued for distributions reinvested.........................                93               65
   Redemptions.................................................              (248)              --
                                                                   --------------   --------------
   Net Increase (Decrease).....................................               (25)          11,434
                                                                   --------------   --------------
Class S:
   Subscriptions...............................................         8,109,817        6,063,986
   Issued for distributions reinvested.........................           168,002          265,722
   Redemptions.................................................        (5,974,734)      (7,810,418)
                                                                   --------------   --------------
   Net Increase (Decrease).....................................         2,303,085       (1,480,710)
                                                                   --------------   --------------

(a)  Class A shares were initially offered on July 31, 2000.


See Notes to Financial Statements.

Stein Roe High-Yield Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)



NOTE 1. ORGANIZATION

Stein Roe High Yield Fund - Class S and Liberty High Yield Bond Fund Class A are the collective series of shares of Stein Roe High Yield Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe High-Yield Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996, in conjunction with Stein Roe High Yield Fund. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, Stein Roe High Yield Fund owned 33.3% of SR&F High Yield Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees (the "Trustees"), which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Trustees believes represents a fair value.

    Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2001.

INVESTMENT TRANSACTIONS & INVESTMENT INCOME

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Certain prior year financial statement balances have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $937,343. For the Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments by $376,385.

    Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:

Notes to Financial Statements Continued
--------------------------------------------------------------------------------


                                               DECREASE IN
                                              NET UNREALIZED
                                  INCREASE     APPRECIATION/
                                  IN COST      DEPRECIATION
-----------------------------------------------------------
SR&F High Yield Portfolio          $101,682      $(101,682)
Stein Roe High Yield Fund            29,937        (29,937)

    The effect of this change for the six months ended December 31, 2001 is as follows:

                      INCREASE      INCREASE     DECREASE IN
                        NET      NET UNREALIZED  NET REALIZED
                     INVESTMENT   APPRECIATION/     GAINS/
                       INCOME     DEPRECIATION      LOSSES
-------------------------------------------------------------
Stein Roe High
    Yield Portfolio    $73,258      $(40,416)       $(32,842)
Stein Roe High
    Yield Fund          23,887       (13,178)        (10,709)

    The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              Years of                 Capital Loss
             Expiration                Carryforward
           ---------------            ---------------
              2007-2009                 $3,520,415

    Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

    Additionally, the $973,987 of net capital losses attributable to security transactions occurring after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 2. PORTFOLIO COMPOSITION

The Portfolio invests at least 80% of its net assets (plus any borrowing for investment purpose) in high yield, high-risk bonds. See the Portfolio of Investments for additional information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet") an indirect, majority-owned subsidiary of FleetBoston Financial Corportion ("FleetBoston"), for its services as investment advisor and manager.

    On November 1, 2001, Liberty Financial Companies, Inc., a former affiliate of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio and the Fund have obtained approval of a new investment advisory contract by the Portfolio's Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates. The management fee for the Portfolio is 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets and 0.125% thereafter.

BOOKKEEPING FEES

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreements with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

EXPENSE LIMIT

Effective November 1, 2000, the Advisor has voluntarily agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

TRANSFER AGENT FEES

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

    The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

CLASS A SERVICE FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A average daily net assets as of the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for the amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2001, purchases and sales of investments, other than short-term obligations, were $77,142,418 and $53,095,983.

    Unrealized appreciation (depreciation) at December 31, 2001 for generally accepted accounting principles for the Portfolio was:

    Gross unrealized appreciation       $   3,109,218
    Gross unrealized depreciation         (13,714,693)
                                     ----------------
      Net unrealized depreciation        $(10,605,475)
                                     ================

Notes to Financial Statements Continued
--------------------------------------------------------------------------------


NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended December 31, 2001, the Trusts had no borrowings under the agreement.

Financial Highlights
--------------------------------------------------------------------------------

SR&F High-Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS                                                                     PERIOD
                                          ENDED                    YEAR ENDED JUNE 30,                              ENDED
                                   DECEMBER 31,      -----------------------------------------------------          JUNE 30,
RATIOS TO AVERAGE NET ASSETS              2001           2001       2000 (A)          1999           1998           1997 (b)
                                   ------------       --------      --------       --------       --------          --------
Expenses (c).....................          0.57%(d)      0.60%         0.58%          0.57%          0.65%             0.89%(d)
Net investment income (c)........          9.62%(d)(e)  10.54%        11.04%          8.27%          8.13%             8.24%(d)
Portfolio turnover rate..........            64%(f)       117%          144%           296%           426%              168%(f)


(a) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to decrease the ratios of net expenses to average net assets and net investment income to average net assets by one basis point and two basis points, respectively.

(b)  From commencement of operations on November 1, 1996.

(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(d)  Annualized.

(e) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001, was to increase the ratio of the net investment income to average net assets from 9.46% to 9.62%. Ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(f)  Not Annualized.


Financial Highlights
--------------------------------------------------------------------------------
Liberty High Yield Bond Fund, Class A

Selected data for a share outstanding throughout the period is as follows:

                                                             (UNAUDITED)
                                                              SIX MONTHS           PERIOD
                                                                   ENDED            ENDED
                                                            DECEMBER 31,         JUNE 30,
                                                                    2001            2001 (a)
                                                             -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................        $ 7.84            $ 9.17
                                                             -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (b).............................          0.34(c)           0.73
   Net realized and unrealized loss on investments.......         (0.23)(c)         (1.23)
                                                             -----------      -----------
     Total from Investment Operations....................          0.11             (0.50)
                                                             -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income............................         (0.35)            (0.83)
                                                             -----------      -----------
NET ASSET VALUE, END OF PERIOD...........................        $ 7.60            $ 7.84
                                                             ===========      ===========
TOTAL RETURN (d)(e)......................................          1.38%           (5.51)%
                                                             ===========      ===========
RATIOS TO AVERAGE NET ASSETS:

Expenses (f)(g)..........................................          1.25%            1.25%
Net investment income (f)(g).............................          8.60%(c)        10.03%
Waiver/reimbursement (g).................................          0.25%            0.29%
Net assets, end of period (000's)........................        $   87            $  90


(a)  From commencement of operations on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.01, decrease net realized and unrealized loss on investments per share by $0.01 and increase the ratio of the net investment income to average net assets from 8.44% to 8.60%. Per share and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.


Shareholder Meeting Results
--------------------------------------------------------------------------------

STEIN ROE HIGH YIELD FUND

    On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had $21,369,473.09 of net asset value (NAV) representing shares outstanding. The votes cast were as follows:

PROPOSAL 1. TO APPROVE
A NEW INVESTMENT                                  % OF         % OF NAV TO
ADVISORY AGREEMENT:             NAV                NAV       TOTAL NAV VOTED
------------------------------------------------------------------------------
For                       $14,793,655.22         69.23%          94.96%
Against                      320,832.18           1.50%           2.06%
Abstain                      465,125.97           2.18%           2.98%

Trustees & Transfer Agent

Douglas A. Hacker
President of UAL Loyalty Services and Executive Vice President of United Airlines (formerly Executive Vice President, Senior Vice President and Chief Financial Officer of UAL, Inc.)

Janet Langford Kelly
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

William E. Mayer
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operating Officer, Fleet Asset Management; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Chief Operations Officer, Mutual Funds, Liberty Financial Companies; Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Thomas C. Theobald
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

Anne-Lee Verville
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report

The Transfer Agent for Liberty High Yield Bond Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Bond Fund Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Bond Fund Class A

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personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty High Yield Bond Fund Class A  Semiannual Report, December 31, 2001


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LIBERTY FUNDS
--------------------------------------------------------------------------------
ALL STAR  o  COLONIAL o  NEWPORT o  STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



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